Document and Entity Information	Sep. 05, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 05, 2024
Entity Registrant Name	AST SpaceMobile, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39040
Entity Tax Identification Number	84-2027232
Entity Address Address Line 1	Midland International Air & Space Port
Entity Address Address Line 2	2901 Enterprise Lane
Entity Address City Or Town	Midland
Entity Address State Or Province	TX
Entity Address Postal Zip Code	79706
City Area Code	432
Local Phone Number	276-3966
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001780312
Class Common Stock Par Value 0.0001 Per Share [Member]
Document Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	ASTS
Security Exchange Name	NASDAQ
Warrants exercisable for one share of Class A common stock at an exercise price of $11.50 [Member]
Document Information [Line Items]
Security 12b Title	Warrants exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	ASTSW
Security Exchange Name	NASDAQ